Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Entity Registrant Name	Movella Holdings Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001839132
Entity Primary SIC Number	7372
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1575384
Entity Address, Address Line One	3535 Executive Terminal Drive, Suite 110
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	310
Local Phone Number	481-1800
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Dennis Calderon
Entity Address, Address Line One	3535 Executive Terminal Drive, Suite 110
City Area Code	310
Local Phone Number	481-1800